CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,452,416	$ 609,978	¥ 4,177,890
Restricted cash (including RMB1,232,804 and RMB771,798 from the consolidated trusts as of December 31, 2023 and 2024, respectively)	2,353,384	322,412	3,381,107
Short term investments	3,394,073	464,987	15,000
Security deposit prepaid to third-party guarantee companies	162,617	22,278	207,071
Funds receivable from third party payment service providers	462,112	63,309	1,603,419
Accounts receivable and contract assets, net (net of allowance of RMB299,265 and RMB261,496 as of December 31, 2023 and 2024, respectively)	2,214,530	303,389	2,909,245
Financial assets receivable, net (net of allowance of RMB462,709 and RMB390,649 as of December 31, 2023 and 2024, respectively)	1,553,912	212,885	2,522,543
Amounts due from related parties (net of allowance of RMB25,150 and RMB7,030 as of December 31, 2023 and 2024, respectively)	¥ 8,510	$ 1,166	¥ 45,346
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Loans receivable, net (including RMB9,318,315 and RMB6,956,948 from the consolidated trusts as of December 31, 2023 and 2024, respectively)	¥ 26,714,428	$ 3,659,862	¥ 24,604,487
Prepaid expenses and other assets (including RMB92,287 and RMB109,428 from the consolidated trusts as of December 31, 2023 and 2024, respectively)	1,464,586	200,647	329,920
Total current assets	42,780,568	5,860,913	39,796,028
Non-current assets:
Accounts receivable and contract assets, net-noncurrent (net of allowance of RMB21,411 and RMB10,540 as of December 31, 2023 and 2024, respectively)	27,132	3,717	146,995
Financial assets receivable, net-noncurrent (net of allowance of RMB112,687 and RMB55,440 as of December 31, 2023 and 2024, respectively)	170,779	23,397	596,330
Amounts due from related parties, non-current (net of allowance of RMB630 and RMB5 as of December 31, 2023 and 2024, respectively)	¥ 51	$ 7	¥ 4,240
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Loans receivable, net-noncurrent (including RMB268,215 and RMB631,575 from the consolidated trusts as of December 31, 2023 and 2024, respectively)	¥ 2,537,749	$ 347,670	¥ 2,898,005
Property and equipment, net	362,774	49,700	231,221
Land use rights, net	956,738	131,073	977,461
Intangible assets	11,818	1,619	13,443
Goodwill	42,414	5,811	41,210
Deferred tax assets	1,206,325	165,266	1,067,738
Other non-current assets	36,270	4,969	45,901
Total non-current assets	5,352,050	733,229	6,022,544
TOTAL ASSETS	48,132,618	6,594,142	45,818,572
Current liabilities:
Payable to investors of the consolidated trusts-current	8,188,454	1,121,814	8,942,291
Accrued expenses and other current liabilities	2,492,921	341,529	2,016,039
Amounts due to related parties	¥ 67,495	$ 9,247	¥ 80,376
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Short term loans	¥ 1,369,939	$ 187,681	¥ 798,586
Guarantee liabilities-stand ready	2,383,202	326,497	3,949,601
Guarantee liabilities-contingent	1,820,350	249,387	3,207,264
Income tax payable	1,040,687	142,574	742,210
Other tax payable	109,161	14,955	163,252
Total current liabilities	17,472,209	2,393,684	19,899,619
Non-current liabilities:
Deferred tax liabilities	439,435	60,202	224,823
Payable to investors of the consolidated trusts-noncurrent	5,719,600	783,582	3,581,800
Other long-term liabilities	255,155	34,956	102,473
Total non-current liabilities	6,414,190	878,740	3,909,096
TOTAL LIABILITIES	23,886,399	3,272,424	23,808,715
Commitments and Contingencies (Note 18)
SHAREHOLDERS' EQUITY
Ordinary shares (USD0.00001 par value per share 5,000,000,000 shares authorized, 326,552,504 shares issued and 315,226,128 shares outstanding as of December 31, 2023, and 296,540,988 shares issued and283,981,320 shares outstanding as of December 31, 2024, respectively)	21	3	22
Treasury stock	(1,113,608)	(152,564)	(384,637)
Additional paid-in capital	4,339,413	594,497	6,059,439
Retained earnings	20,952,340	2,870,459	16,297,316
Other comprehensive (loss) income	11,877	1,627	(34,657)
TOTAL QIFU TECHNOLOGY INC EQUITY	24,190,043	3,314,022	21,937,483
Non-controlling interests	56,176	7,696	72,374
TOTAL EQUITY	24,246,219	3,321,718	22,009,857
TOTAL LIABILITIES AND EQUITY	¥ 48,132,618	$ 6,594,142	¥ 45,818,572